UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Cap Growth Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                     Shares                       Value ($)
                                                                                -------------------------------------------


Common Stocks 98.1%
Consumer Discretionary 21.2%
Hotels Restaurants & Leisure 8.9%
Buffalo Wild Wings, Inc.*                                                           195,700                      6,812,317
LIFE TIME FITNESS, Inc.*                                                            288,400                      7,463,792
P.F. Chang's China Bistro, Inc.* (c)                                                217,600                     12,261,760
RARE Hospitality International, Inc.*                                               374,600                     11,934,756
Shuffle Master, Inc.* (c)                                                           244,100                     11,497,110
                                                                                                              ------------
                                                                                                                49,969,735

Media 2.2%
Journal Register Co.*                                                               339,700                      6,566,401
Lions Gate Entertainment Corp.* (c)                                                 539,700                      5,731,614
                                                                                                              ------------
                                                                                                                12,298,015

Specialty Retail 7.8%
Aeropostale, Inc.*                                                                  430,300                     12,663,729
Hot Topic, Inc.*                                                                    671,200                     11,537,928
Kenneth Cole Productions, Inc. "A"                                                  272,000                      8,393,920
New York & Co., Inc.*                                                               282,200                      4,661,944
Sharper Image Corp.* (c)                                                            343,400                      6,473,090
                                                                                                              ------------
                                                                                                                43,730,611

Textiles, Apparel & Luxury Goods 2.3%
Gildan Activewear, Inc. "A"* (c)                                                    207,300                      7,046,127
The Warnaco Group, Inc.*                                                            269,400                      5,819,040
                                                                                                              ------------
                                                                                                                12,865,167

Consumer Staples 4.9%
Food & Staples Retailing 2.6%
United Natural Foods, Inc.*                                                         467,700                     14,545,470
                                                                                                              ------------
Household Products 2.3%
Jarden Corp.*                                                                       294,400                     12,788,736
                                                                                                              ------------
Energy 2.8%
Oil & Gas
Bill Barrett Corp.*                                                                 180,600                      5,777,394
Southwestern Energy Co.*                                                            201,100                     10,193,759
                                                                                                              ------------
                                                                                                                15,971,153

Financials 7.7%
Capital Markets 3.7%
Jefferies Group, Inc.                                                               205,800                      8,289,624
Piper Jaffray Companies, Inc.*                                                      260,500                     12,490,975
                                                                                                              ------------
                                                                                                                20,780,599

Diversified Financial Services 2.6%
Affiliated Managers Group, Inc.*                                                    215,400                     14,591,196
                                                                                                              ------------
Insurance 1.4%
KMG America Corp.*                                                                  684,800                      7,532,800
                                                                                                              ------------
Health Care 23.8%
Health Care Equipment & Supplies 6.5%
Advanced Medical Optics, Inc.* (c)                                                  274,000                     11,272,360
American Medical Systems Holdings, Inc.*                                            151,100                      6,317,491
ArthroCare Corp.*                                                                   269,800                      8,649,788
Wright Medical Group, Inc.*                                                         357,400                     10,185,900
                                                                                                              ------------
                                                                                                                36,425,539

Health Care Providers & Services 14.1%
American Healthways, Inc.* (c)                                                      296,800                      9,806,272
AMERIGROUP Corp.*                                                                   231,100                     17,485,026
Beverly Enterprises, Inc.*                                                        1,317,300                     12,053,295
Centene Corp.*                                                                      678,200                     19,226,970
United Surgical Partners International, Inc.*                                       299,500                     12,489,150
WellCare Health Plans, Inc.*                                                        246,700                      8,017,750
                                                                                                              ------------
                                                                                                                79,078,463

Pharmaceuticals 3.2%
Able Laboratories, Inc.*                                                            241,000                      5,482,750
Connetics Corp.*                                                                    501,900                     12,191,151
                                                                                                              ------------
                                                                                                                17,673,901

Industrials 8.4%
Commercial Services & Supplies 1.2%
CoStar Group, Inc.*                                                                 144,600                      6,677,628
                                                                                                              ------------
Machinery 2.8%
Joy Global, Inc.                                                                    211,600                      9,189,788
Watts Water Technologies, Inc. "A"                                                  199,100                      6,418,984
                                                                                                              ------------
                                                                                                                15,608,772

Road & Rail 2.0%
Heartland Express, Inc.                                                             496,520                     11,156,805
                                                                                                              ------------
Transportation Infrastructure 2.4%
Overnite Corp.                                                                      364,500                     13,573,980
                                                                                                              ------------
Information Technology 28.3%
Communications Equipment 5.8%
Avocent Corp.*                                                                      277,400                     11,240,248
CommScope, Inc.*                                                                    430,900                      8,144,010
Foundry Networks, Inc.*                                                             988,100                     13,003,396
                                                                                                              ------------
                                                                                                                32,387,654

Internet Software & Services 4.8%
Audible, Inc.*                                                                      289,800                      7,549,290
Openwave Systems, Inc.*                                                             606,300                      9,373,398
Websense, Inc.*                                                                     202,200                     10,255,584
                                                                                                              ------------
                                                                                                                27,178,272

IT Consulting & Services 1.4%
CSG Systems International, Inc.*                                                    403,900                      7,552,930
                                                                                                              ------------
Semiconductors & Semiconductor Equipment 8.4%
AMIS Holdings, Inc.*                                                                338,700                      5,595,324
Emulex Corp.*                                                                       640,200                     10,780,968
FormFactor, Inc.*                                                                   327,600                      8,891,064
Power Integrations, Inc.*                                                           595,200                     11,773,056
Tessera Technologies, Inc.*                                                         276,500                     10,288,565
                                                                                                              ------------
                                                                                                                47,328,977

Software 7.9%
Hyperion Solutions Corp.*                                                           298,600                     13,920,732
Kronos, Inc.*                                                                       197,500                     10,098,175
Macromedia, Inc.*                                                                   321,700                     10,011,304
THQ, Inc.* (c)                                                                      450,700                     10,339,058
                                                                                                              ------------
                                                                                                                44,369,269

Materials 1.0%
Metals & Mining
Foundation Coal Holdings, Inc. * (c)                                                250,900                      5,785,754
                                                                                                              ------------

Total Common Stocks (Cost $447,179,715)                                                                        549,871,426
                                                                                                              ------------
Securities Lending Collateral 9.4%

Daily Assets Fund Institutional 2.25% (b)(d)
(Cost $52,917,445)                                                               52,917,445                     52,917,445
                                                                                                              ------------
Cash Equivalents 3.0%

Scudder Cash Management QP Trust 2.24% (a)
(Cost $16,676,925)                                                               16,676,925                     16,676,925
                                                                                                              ------------

                                                                                 Net Assets                       Value ($)
                                                                                 ----------                       ---------

Total Investment Portfolio  (Cost $516,774,085)                                       110.5                    619,465,796
Other Assets and Liabilities, Net                                                     -10.5                    -58,690,999
                                                                                                              ------------
Net Assets                                                                            100.0                    560,774,797
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $51,383,481, which is 9.2% of net assets.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Cap Growth Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Cap Growth Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005